DYNAMIC VARIABLE LIFE I

SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

issued by ReliaStar Life Insurance Company

and its

ReliaStar United Services Variable Life Separate Account I

Supplement Effective as of May 1, 2009

This supplement updates and amends certain information contained in your Prospectus dated May 1, 1994, ad subsequent supplements thereto. Please read it carefully and keep it with your Prospectus for future reference.

IMPORTANT INFORMATION REGARDING FUND NAME CHANGES

Effective May 1, 2009, certain of the Funds available through the ReliaStar United Services Variable Life Separate Account I (the “Separate Account”) will change their names as follows:

Former Fund Name	Current Fund Name

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Growth and Income Portfolio	ING Growth and Income Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE SEPARATE ACCOUNT

The following Funds are available through the Separate Account:

  ING Balanced Portfolio (Class I)
  ING Growth and Income Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Liquid Assets Portfolio (Class I)

The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through the Policy. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment
	ING Investments, LLC	return, consistent with reasonable
	Subadviser:	safety of principal, by investing in a
	ING Investment Management Co.	diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
portfolio’s management, of which
of those sectors or mix thereof
offers the best investment
prospects.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
stock.

ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting the Company at its:

ING Customer Service Center P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050

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